AB International Value Fund

Portfolio of Investments

February 28, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 101.9%
Industrials – 17.8%
Aerospace & Defense – 5.9%
Airbus SE	18,210	$2,384,973
Saab AB - Class B	34,590	1,996,190
Safran SA	16,050	2,266,281

		6,647,444

Electrical Equipment – 2.6%
Fuji Electric Co., Ltd.	40,100	1,548,255
Prysmian SpA	34,940	1,343,267

		2,891,522

Industrial Conglomerates – 3.1%
Hitachi Ltd.	31,200	1,579,279
Melrose Industries PLC	1,083,458	1,951,123

		3,530,402

Machinery – 4.6%
Alstom SA	39,783	1,167,560
Amada Co., Ltd.	236,800	2,154,913
Kawasaki Heavy Industries Ltd.(a)	84,800	1,853,062

		5,175,535

Professional Services – 1.6%
dip Corp.	29,600	764,773
UT Group Co., Ltd.(a)	58,500	1,064,227

		1,829,000

		20,073,903

Financials – 17.6%
Banks – 13.4%
ABN AMRO Bank NV(b)	107,200	1,891,669
Banco Bilbao Vizcaya Argentaria SA	249,020	1,935,639
Bank Leumi Le-Israel BM	135,900	1,056,558
Bank of Ireland Group PLC	149,396	1,645,913
Erste Group Bank AG	52,820	2,073,343
KBC Group NV	27,870	2,081,208
Natwest Group PLC	747,279	2,625,147
Resona Holdings, Inc.(a)	341,400	1,880,390

		15,189,867

Diversified Financial Services – 1.0%
ORIX Corp.	64,700	1,159,618

Insurance – 3.2%
SCOR SE	60,590	1,487,275
Suncorp Group Ltd.	242,340	2,090,428

		3,577,703

		19,927,188

Company	Shares	U.S. $ Value

Consumer Discretionary – 14.6%
Auto Components – 1.1%
Faurecia SE(c)	59,118	$1,289,411

Automobiles – 3.6%
Stellantis NV	140,367	2,446,508
Suzuki Motor Corp.	47,100	1,652,789

		4,099,297

Hotels, Restaurants & Leisure – 1.5%
Entain PLC	104,540	1,707,210

Household Durables – 3.1%
Persimmon PLC	82,070	1,431,192
Sony Group Corp.	24,000	2,006,794

		3,437,986

Specialty Retail – 1.1%
Kingfisher PLC	340,430	1,177,328

Textiles, Apparel & Luxury Goods – 4.2%
Burberry Group PLC	59,180	1,757,323
Kering SA	2,900	1,700,330
Pandora A/S	13,470	1,275,928

		4,733,581

		16,444,813

Consumer Staples – 11.8%
Food & Staples Retailing – 3.8%
Carrefour SA	94,230	1,862,876
Koninklijke Ahold Delhaize NV	77,530	2,461,722

		4,324,598

Food Products – 5.7%
Nestle SA (REG)	36,880	4,155,292
Nomad Foods Ltd.(c)	61,700	1,105,664
Salmar ASA	26,770	1,109,754

		6,370,710

Tobacco – 2.3%
British American Tobacco PLC	68,410	2,589,029

		13,284,337

Materials – 9.6%
Chemicals – 4.1%
Arkema SA	17,380	1,761,968
Tosoh Corp.	142,700	1,942,032
Zeon Corp.(a)	91,800	868,274

		4,572,274

Construction Materials – 2.2%
CRH PLC	53,960	2,534,688

Metals & Mining – 3.3%
Anglo American PLC	36,170	1,249,844
ArcelorMittal SA	48,340	1,450,654
Endeavour Mining PLC	50,166	1,023,228

		3,723,726

		10,830,688

Company	Shares	U.S. $ Value

Health Care – 8.0%
Health Care Equipment & Supplies – 0.9%
ConvaTec Group PLC(b)	405,073	$1,093,475

Pharmaceuticals – 7.1%
Nippon Shinyaku Co., Ltd.(a)	22,100	989,730
Roche Holding AG (Genusschein)	14,220	4,100,179
Sanofi	31,060	2,904,055

		7,993,964

		9,087,439

Communication Services – 6.4%
Diversified Telecommunication Services – 3.0%
Deutsche Telekom AG (REG)	79,310	1,779,958
Nippon Telegraph & Telephone Corp.	56,300	1,631,395

		3,411,353

Entertainment – 2.4%
GungHo Online Entertainment, Inc.	53,600	965,376
Konami Group Corp.(a)	37,800	1,667,263

		2,632,639

Media – 1.0%
Criteo SA (Sponsored ADR)(c)	34,690	1,149,973

		7,193,965

Energy – 6.1%
Energy Equipment & Services – 2.8%
Shell PLC	103,220	3,136,846

Oil, Gas & Consumable Fuels – 3.3%
Cameco Corp.	52,250	1,428,307
Repsol SA	144,884	2,291,317

		3,719,624

		6,856,470

Information Technology – 5.1%
Semiconductors & Semiconductor Equipment – 3.7%
NXP Semiconductors NV	6,100	1,088,728
SK Hynix, Inc.	20,530	1,387,515
Tokyo Electron Ltd.(a)	5,000	1,715,510

		4,191,753

Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co., Ltd.	34,550	1,580,831

		5,772,584

Utilities – 3.6%
Electric Utilities – 3.6%
EDP - Energias de Portugal SA	454,264	2,287,547
Enel SpA	317,700	1,782,157

		4,069,704

Company	Shares	U.S. $ Value

Real Estate – 1.3%
Real Estate Management & Development – 1.3%
Daito Trust Construction Co., Ltd.(a)	16,100	$1,516,599

Total Common Stocks (cost $107,870,118)		115,057,690

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(d) (e) (f) (cost $2,530,053)	2,530,053	2,530,053

Total Investments Before Security Lending Collateral for Securities Loaned – 104.1% (cost $110,400,171)		117,587,743

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(d) (e) (f) (cost $207,690)	207,690	207,690

Total Investments – 104.3% (cost $110,607,861)(g)		117,795,433
Other assets less liabilities – (4.3)%		(4,883,913)

Net Assets – 100.0%		$112,911,520

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	SGD	1,904	USD	1,413	03/02/2023	$1,226
Bank of America, NA	GBP	984	USD	1,200	03/24/2023	16,094
Bank of America, NA	CAD	1,249	USD	934	03/30/2023	17,946
Bank of America, NA	USD	674	AUD	951	04/13/2023	(33,214)
Bank of America, NA	USD	514	CNH	3,500	04/20/2023	(9,113)
Bank of America, NA	USD	1,416	SGD	1,904	05/15/2023	(1,203)
Barclays Bank PLC	HKD	4,511	USD	580	07/12/2023	2,604
Barclays Bank PLC	USD	578	HKD	4,511	07/12/2023	(600)
BNP Paribas SA	USD	2,522	SEK	26,190	04/21/2023	(13,552)
Citibank, NA	USD	634	GBP	520	03/24/2023	(8,315)
Citibank, NA	KRW	2,553,501	USD	2,076	04/26/2023	138,157
Citibank, NA	EUR	7,816	USD	8,323	05/11/2023	21,835
HSBC Bank USA	ILS	2,345	USD	692	04/20/2023	48,900
Morgan Stanley Capital Services, Inc.	CHF	1,721	USD	1,836	03/01/2023	7,893
Morgan Stanley Capital Services, Inc.	USD	2,137	CHF	1,976	03/01/2023	(38,030)
Morgan Stanley Capital Services, Inc.	BRL	2,988	USD	578	03/02/2023	7,381
Morgan Stanley Capital Services, Inc.	USD	580	BRL	2,988	03/02/2023	(8,907)
Morgan Stanley Capital Services, Inc.	USD	1,414	SGD	1,904	03/02/2023	(2,276)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	289	BRL	1,494	04/04/2023	$(5,707)
Morgan Stanley Capital Services, Inc.	USD	6,943	AUD	9,926	04/13/2023	(254,092)
Morgan Stanley Capital Services, Inc.	JPY	68,651	USD	513	04/28/2023	4,999
Morgan Stanley Capital Services, Inc.	USD	1,852	CHF	1,721	05/24/2023	(8,272)
Standard Chartered Bank	KRW	532,075	USD	433	04/26/2023	29,563
State Street Bank & Trust Co.	CHF	1,152	USD	1,250	03/01/2023	27,078
State Street Bank & Trust Co.	USD	968	CHF	897	03/01/2023	(15,243)
State Street Bank & Trust Co.	MXN	3,766	USD	198	03/16/2023	(6,874)
State Street Bank & Trust Co.	GBP	803	USD	981	03/24/2023	14,410
State Street Bank & Trust Co.	USD	1,161	GBP	965	03/24/2023	79
State Street Bank & Trust Co.	USD	369	GBP	302	03/24/2023	(5,722)
State Street Bank & Trust Co.	CAD	480	USD	358	03/30/2023	5,704
State Street Bank & Trust Co.	USD	291	CAD	389	03/30/2023	(5,920)
State Street Bank & Trust Co.	USD	232	ILS	781	04/20/2023	(18,108)
State Street Bank & Trust Co.	SEK	3,293	USD	317	04/21/2023	1,806
State Street Bank & Trust Co.	JPY	177,380	USD	1,329	04/28/2023	16,179
State Street Bank & Trust Co.	EUR	362	USD	385	05/11/2023	597
UBS AG	USD	495	MXN	9,410	03/16/2023	17,822
UBS AG	KRW	512,102	USD	402	04/26/2023	13,471

						$(41,404)

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $2,985,144 or 2.6% of net assets.

(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,281,473 and gross unrealized depreciation of investments was $(7,135,305), resulting in net unrealized appreciation of $7,146,168.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

February 28, 2023 (unaudited)

22.9%	Japan
16.7%	United Kingdom
15.3%	France
6.5%	United States
3.7%	Netherlands
3.6%	Spain
3.6%	Ireland
3.4%	Switzerland
2.7%	Italy
2.5%	South Korea
1.9%	Portugal
1.8%	Australia
1.8%	Belgium
11.4%	Other
2.2%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.8% or less in the following: Austria, Canada, Denmark, Germany, Israel, Luxembourg, Norway, South Africa and Sweden.

AB International Value Fund

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$—	$20,073,903		$—	$20,073,903
Financials	—	19,927,188		—	19,927,188
Consumer Discretionary	—	16,444,813		—	16,444,813
Consumer Staples	1,105,664	12,178,673		—	13,284,337
Materials	—	10,830,688		—	10,830,688
Health Care	—	9,087,439		—	9,087,439
Communication Services	1,149,973	6,043,992		—	7,193,965
Energy	1,428,307	5,428,163		—	6,856,470
Information Technology	1,088,728	4,683,856		—	5,772,584
Utilities	—	4,069,704		—	4,069,704
Real Estate	—	1,516,599		—	1,516,599
Short-Term Investments	2,530,053	—		—	2,530,053
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	207,690	—		—	207,690

Total Investments in Securities	7,510,415	110,285,018	(a)	—	117,795,433
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	393,744		—	393,744
Liabilities:
Forward Currency Exchange Contracts	—	(435,148)		—	(435,148)

Total	$7,510,415	$110,243,614		$—	$117,754,029

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,604	$11,748	$10,822	$2,530	$8
Government Money Market Portfolio*	345	2,848	2,985	208	2
Total	$1,949	$14,596	$13,807	$2,738	$10

*	Investments of cash collateral for securities lending transactions.